Others, Net - Schedule of other nonoperating income expense (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Others, Net [Abstract]
Government grants	¥ 87,468,000		¥ 42,202,000		¥ 28,644,000
Foreign exchange (losses)/gains	4,051,000		(5,005,000)		(23,935,000)
Fair value changes of short-term investments	2,477,000		28,810,000		9,396,000
Impairment of long-term investments	(10,300,000)	$ (1,493)	(7,000,000)		0
Donation	(5,450,000)		(9,801,000)		(1,459,000)
VAT exemption due to the COVID-19 (Note 10)			(5,353,000)		51,889,000
Loss from lease termination	(1,168,000)		(2,809,000)
Remeasured loss from previously held interest (Note 5)			(2,456,000)	$ (385)
Others	4,367,000		(1,915,000)		(3,483,000)
Total	¥ 81,445,000	$ 11,808	¥ 36,673,000		¥ 61,052,000